Property, Plant & Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant & Equipment

	Property Acquisition costs	Mineral properties	Plant and equipment	Construction in Progress	Total
Cost
At January 1, 2017	98,404	238,828	656,135	1,458	994,825
Additions	-	84,641	10,696	21,030	116,367
Rehabilitation cost asset	-	8,350	-	-	8,350
Capitalized interest [1]	-	2,602	-	-	2,602
Disposals	-	-	(6,924)	-	(6,924)
Foreign exchange translation	(6,026)	(783)	(315)	-	(7,124)
Transfers between categories	-	-	19,760	(19,760)	-
At December 31, 2017	92,378	333,638	679,352	2,728	1,108,096
Additions	-	62,849	27,783	10,507	101,139
Rehabilitation cost asset	-	(12,374)	-	-	(12,374)
Disposals	-	-	(2,279)	-	(2,279)
Foreign exchange translation	7,494	1,391	1,308	-	10,193
Transfers between categories	-	-	13,047	(13,047)	-
At December 31, 2018	99,872	385,504	719,211	188	1,204,775

Accumulated depreciation
At January 1, 2017	-	96,657	167,960	-	264,617
Depletion and amortization	-	20,033	29,472	-	49,505
Impairment	-	-	3,551	-	3,551
Disposals	-	-	(6,842)	-	(6,842)
At December 31, 2017	-	116,690	194,141	-	310,831
Depletion and amortization	-	44,159	30,671	-	74,830
Disposals	-	-	(2,173)	-	(2,173)
At December 31, 2018	-	160,849	222,639	-	383,488

Net book value
At December 31, 2017	92,378	216,948	485,211	2,728	797,265
At December 31, 2018	99,872	224,655	496,572	188	821,287

  [1] Interest related to the Florence Copper Project was capitalized until June 2017 at an annual rate of 11%.